Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Revenue Sources

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019	2018
Pool revenue	$902,796	$691,886	$543,784
Time charter revenue	—	2,551	34,015
Voyage revenue (spot market)	13,096	9,888	7,248

	$915,892	$704,325	$585,047

Lease and non lease components [Table Text Block]
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2020, 2019 and 2018. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019	2018
Lease component of revenue from time charter-out and pool revenue	$548,988	$428,781	$296,151
Non-lease component of revenue from time charter-out and pool revenue	353,808	265,656	281,648
	$902,796	$694,437	$577,799

Terms of time chartered-out vessels [Table Text Block]
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2020 and 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000